--------------------------------------------------------------------------------
LIBERTY HIGH YIELD SECURITIES FUND       Semiannual Report
--------------------------------------------------------------------------------
June 30, 2000

[COVER PHOTO]

President's Message

Dear Shareholder:

You may have noticed that your Fund has a new name. Beginning July 14, the names of our funds changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of the Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

The first six months of 2000 proved to be a volatile time for bond markets, with ongoing inflation worries and rising interest rates creating a generally unfavorable environment. The U.S. economy continued to grow at a rapid pace, which prompted the Federal Reserve Board to keep boosting short-term interest rates in an effort to keep the threat of inflation under control. The trend of higher interest rates hurt the value of bonds.

This period proved to be particularly challenging for the high-yield bond sector, where Liberty High Yield Securities Fund focuses its investments. Bonds with a lower credit quality offered more attractive yields, and yields rose significantly during the six-month period. This was in sharp contrast to long-term U.S. Treasury bonds which, due to a variety of circumstances, experienced declining interest rates. Since bond values move in the opposite direction of yields, the rising interest rate trend in the high-yield market created a difficult environment for the Fund.

For the six-month period ended June 30, 2000, the Fund returned negative 2.86% for Class A shares, without a sales charge. By comparison, its peer group average as measured by Lipper was negative 1.67%. Over three-year, five-year and ten-year periods, the Fund has consistently outperformed its peer group average.(1)

The following report will provide you with more specific information about the factors that affected the Fund's performance over the past six months, and the outlook for the remainder of the fiscal year. We appreciate that you've chosen Liberty High Yield Securities Fund, and we look forward to continuing to help you meet your investment needs.

Sincerely,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
August 10, 2000

(1)Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper High Current Yield Funds Category was -1.67% for the 6 months ended June 30, 2000. The fund's Class A Shares were ranked in the third quartile for one year (218 out of 351), in the second quartile for three years (52 out of 196), in the first quartile for five years (30 out of 122), and in the first quartile for ten years (8 out of 53). Past performance cannot predict future results.

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

-------------------------------
  Not FDIC  May Lose Value
  Insured   No Bank Guarantee
-------------------------------

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

o     Interest rates continued to trend higher

      With the U.S. economy continuing its strong growth pace, the Federal Reserve felt obligated to move short-term interest rates higher. That had a generally negative effect on the bond market, including the high-yield sector, as bond yields in this market rose, negatively affecting bond values.

o     Lower-rated bonds suffer a setback

      Credit quality was a major issue for investors in the first half of 2000, as concerns about the direction of the economy heightened. During the period, the Fund's concentration was in bonds with a credit quality rating of "B," and that segment of the market suffered in comparison to higher-rated debt securities during the period.

o     Cable holdings do an about-face

      The Fund's holdings in bonds issued by cable television companies were strong performers in 1999, but the situation changed abruptly in the second quarter of this year. Triggered by price weakness in cable TV stocks, bond issues from many of these companies also lost value. This was in spite of the fact that most of these firms were in sound financial shape and faced no significant credit concerns.

o     Fund focuses on choosing individual issues

      While we pay attention to activity in specific segments of the market, the Fund's long-term success has been predicated on our ability to carefully assess the credit quality and prospects of individual bond issuers. Thanks to our extensive in-house research capabilities, the Fund's Advisor continues to work hard to identify bonds we believe offer the best long-term potential for shareholders.

[The table below was depicted as a bar chart in the printed material.]

Liberty High Yield Securities Fund Performance(1) vs. Index and Peers
                          12/31/99 - 6/30/00

     Liberty High Yield
     Securities Fund                           (2.86%)

     Lipper Category
     Average                                   (1.67%)

     CS First Boston Global
     High Yield Index                          (0.84%)

(1)   Performance of Class A shares without sales charges.

      Past performance cannot predict future investment results.

      The CS First Boston Global High Yield Index is a broad-based, unmanaged index that tracks the performance of high-yield bonds. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

      Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investments as the Fund.

Net asset value per share
as of 6/30/00

Class A                $6.05
--------------------------------
Class B                $6.05
--------------------------------
Class C                $6.05
--------------------------------
Class Z                $6.05
--------------------------------

Distribution per share
from 1/1/00 - 6/30/00

Class A                $0.317
--------------------------------
Class B                $0.292
--------------------------------
Class C                $0.297
--------------------------------
Class Z                $0.325
--------------------------------

SEC yields on 6/30/00(1)

Class A                10.91%
--------------------------------
Class B                10.67%
--------------------------------
Class C                10.83%
--------------------------------
Class Z                11.73%
--------------------------------

(1) The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 10.67% for Class C shares.

      Past performance cannot predict future results.

--------------------------------------------------------------------------------
Portfolio Managers' Report
--------------------------------------------------------------------------------

[The table below was depicted as a bar chart in the printed material.]

Top five sector breakdowns
6/30/00 vs. 12/31/99

                          Fund as of 6/30/00     Fund as of 12/31/99
                          ------------------     -------------------

Telecommunications              20.4%                   17.1%

Cable                           15.5%                   15.6%

Communications                   7.5%                    6.5%

Manufacturing                    5.8%                    6.3%

Chemicals                        5.7%                    5.9%

Sector breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same sector breakdowns in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

HELD
--------------------------------------------------------------------------------

Cable TV (15.5% of net assets) Cable television companies continue to claim a place of prominence in the media and telecommunications market. Most of these companies boast very stable cash flows, which should assure timely payment of interest and principal, and are backed by a substantial portfolio of assets.

A difficult time for high-yield bonds

For the six-month period ended June 30, 2000, the Fund's Class A shares had a total return of negative 2.86%, not including the sales charge. This return was lower than comparable income funds ranked by Lipper, which earned a return of negative 1.67% for the same period.

The most significant factor affecting the market in the first six months of the year was the widening of yield spreads between high-yield bonds and U.S. Treasury bonds. Due to positive news about government surpluses and a buyback program for long-term government securities, yields on Treasury bonds declined dramatically. By contrast, yields on high-yield bonds increased as heavy redemptions from mutual funds forced investors to sell into distressed markets. That caused spreads on high-yield bonds to widen significantly in comparison to Treasury bonds during the first six months of 2000.

Continued focus on asset-rich companies

Media and telecommunications companies continue to draw our interest. These companies represent good examples of asset-rich firms that we believe can offer better credit quality than many other bond issuers. While we believe the long-term prospects of these securities remain strong, skillful selection of individual issues remains the critical factor to successful investing in this sector.

The Fund continued to trim its holdings in cyclical industries, such as auto mobile, housing, paper and metals sectors, which were weak performers during the period.

Experience, approach make a difference

The past six months were a particularly difficult time for the high-yield sector, but the Fund was able to offset some of the pressure with successful security selection. Our experienced, in-house research staff actually reviews hundreds of issues in our quest to identify attractive investments and avoid companies with deteriorating fundamentals.

--------------------------------------------------------------------------------
Portfolio Managers' Report
--------------------------------------------------------------------------------

Performance was enhanced by underweight positions in the health care, auto motive and entertainment industries, all of which performed poorly in the first half of the year. Security selection in general was a positive contributor to performance as the vast majority of individual companies owned by the Fund continued to generate strong operating results.

Bonds at a bargain

Despite a rebound in June and July, the market for high-yield bonds remains very depressed at this time. Yield spreads between high-yield bonds and Treasury bonds are near historically wide levels and most bonds in the high-yield sector are priced at least 10% below their par value. At the same time, we have confidence in the fundamental strength of the issuers of the bonds represented in the portfolio.


/s/ Carl C. Ericson                     /s/ Scott B. Richards

Carl C. Ericson and Scott B. Richards are portfolio co-managers of High Yield Securities Fund. Mr. Ericson is a senior vice president of Colonial Management Associates, Inc. (CMA) and director of the Taxable Fixed Income Department. Mr. Richards is a senior vice president of CMA.

High-yield investing offers the potential for high income and attractive total return, but also involves certain risks. These include credit risks associated with lower-rated bonds, changes in interest rates and certain risks associated with foreign investments.

Top 10 issuers as of 6/30/00

CSC Holdings                                4.80%
-----------------------------------------------------
Nextel
Communications                              4.06%
-----------------------------------------------------
NTL Inc.                                    3.59%
-----------------------------------------------------
Adelphia
Communications                              2.90%
-----------------------------------------------------
Echostar
Communications                              2.62%
-----------------------------------------------------
Tenet Healthcare
Corp.                                       1.41%
-----------------------------------------------------
ONO Finance PLC                             1.37%
-----------------------------------------------------
Telewest
Communications                              1.33%
-----------------------------------------------------
Williams Comm.
Group Inc.                                  1.24%
-----------------------------------------------------
Riverwood
International                               1.19%
-----------------------------------------------------

Portfolio holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same portfolio holdings in the future.

HELD
--------------------------------------------------------------------------------

Nextel (4.06% of net assets) is a major player in the wireless communications industry. The company has an established business with real assets and real profits. The firm is executing its business plan well and we believe it is positioned to perform satisfactorily through nearly any portion of the economic cycle.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/00

Share Class               A                     B                    C               Z
Inception Date         3/31/80                6/8/92              1/15/96          1/8/99
--------------------------------------------------------------------------------------------
                 Without     With       Without     With     Without     With     Without
                  Sales      Sales       Sales      Sales     Sales      Sales     Sales
                 Charge     Charge      Charge     Charge    Charge     Charge    Charge
--------------------------------------------------------------------------------------------
 Six-month       (2.86)%    (7.47)%     (3.24)%    (7.86)%   (3.17)%    (4.09)%    (2.73)%
 (cumulative)
--------------------------------------------------------------------------------------------
 1 year          (1.04)     (5.74)      (1.79)     (6.29)    (1.64)     (2.54)     (0.79)
--------------------------------------------------------------------------------------------
 5 years          7.64       6.60        6.84       6.55      7.02       7.02       7.72
--------------------------------------------------------------------------------------------
 10 years        10.86      10.32       10.20      10.20     10.54      10.54      10.90
--------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year
- 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes B, C and Z share (newer classes) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower, and Class Z shares would have been higher.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)
(In thousands)

Bonds & Notes - 84.8%                                        PAR          VALUE
--------------------------------------------------------------------------------

CORPORATE FIXED-INCOME BONDS & NOTES - 84.6%
--------------------------------------------------------------------------------
CONSTRUCTION - 0.8%
Building Construction
Atrium Cos., Inc.,
   10.500% 05/01/09                                        $ 2,255    $    1,917
Morrison Knudsen,
   11.000% 07/01/10 (a)                                      6,900         6,866
                                                                      ----------
                                                                           8,783
                                                                      ----------
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.4%
Depository Institutions
Sovereign Bancorp Inc.,
   10.500% 11/15/06                                          3,875         3,843
                                                                      ----------
--------------------------------------------------------------------------------
MANUFACTURING - 28.3%
Chemicals & Allied Products - 5.7%
Agricultural Minerals Co., LP,
   10.750% 09/30/03                                          3,335         2,168
Allied Waste North America, Inc.,
   10.000% 08/01/09                                         12,175        10,166
Bio-Rad Laboratories, Inc.,
   11.625% 02/15/07 (a)                                      3,375         3,476
Huntsman ICI Holdings LLC,
   (b) 12/31/09                                             21,825         6,984
HydroChem Industrial Services, Inc.,
   10.375% 08/01/07                                          5,480         4,192
Lyondell Chemical Co.,
   10.875% 05/01/09                                          4,800         4,752
PCI Chemicals Canada, Inc.,
   9.250% 10/15/07                                           7,550         4,757
Sterling Chemicals, Inc.,
   11.750% 08/15/06                                         13,400        10,988
Terra Industries, Inc.,
   10.500% 06/15/05                                          9,250         5,920
Texas Petrochemical Corp.,
   11.125% 07/01/06                                          7,905         6,719
Trans Resources, Inc.,
   10.750% 03/15/08                                          7,590         1,518
                                                                      ----------
                                                                          61,640
                                                                      ----------
Electronic & Electrical Equipment - 1.5%
Amphenol Corp.,
   9.875% 05/15/07                                           4,200         4,242
Condor Systems, Inc.,
   11.875% 05/01/09 (a)                                      4,000         1,940
Flextronics International Ltd.,
   9.875% 07/01/10 (a)                                       4,500         4,556
Gentek, Inc.,
   11.000% 08/01/09                                          2,000         2,030
TransDigm, Inc.,
   10.375% 12/01/08                                          4,450         3,783
                                                                      ----------
                                                                          16,551
                                                                      ----------
Fabricated Metal - 0.4%
Earle M. Jorgensen & Co.,
   9.500% 04/01/05                                           4,500         4,050
                                                                      ----------
Food & Kindred Products - 1.5%
Chattem, Inc.,
   8.875% 04/01/08                                           9,750         7,800
New World Pasta Co.,
   9.250% 02/15/09                                           2,000         1,160
Premier International Foods PLC,
   12.000% 09/01/09 (a)                                      8,250         7,343
                                                                      ----------
                                                                          16,303
                                                                      ----------
Furniture & Fixtures - 0.2%
Juno Lighting, Inc.,
   11.875% 07/01/09                                          3,000         2,490
                                                                      ----------
Machinery & Computer Equipment - 1.8%
Globix Corp.,
   12.500% 02/01/10                                          2,500         2,063
IMO Industries, Inc.,
   11.750% 05/01/06                                          7,150         7,150
Numatics, Inc.,
   9.625% 04/01/08                                           8,435         6,495
Tritel PCS, Inc.,
   stepped coupon (12.750% 05/11/04)
   (c) 05/15/09                                              5,500         3,630
                                                                      ----------
                                                                          19,338
                                                                      ----------
Measuring & Analyzing Instruments - 0.5%
Envirosource, Inc.,
   9.750% 06/15/03                                          12,501         5,625
                                                                      ----------
Miscellaneous Manufacturing - 5.9%
Amscan Holdings, Inc.,
   9.875% 12/15/07                                           7,000         5,740
Blount, Inc.,
   13.000% 08/01/09                                          8,200         8,364
Delco Remy International, Inc.,
   10.625% 08/01/06                                          2,200         2,200
Eagle-Picher Industries, Inc.,
   9.375% 03/01/08                                           4,075         3,443
ISG Resources, Inc.,
   10.000% 04/15/08                                          4,500         4,106
Koppers Industries, Inc.,
   9.875% 12/01/07                                           9,425         8,765
Moll Industries, Inc.,
   10.500% 07/01/08                                          2,505           626
Newcor, Inc.,
   9.875% 03/01/08                                           5,000         1,500
Owens-Illinois, Inc.,
   7.500% 05/15/10                                           3,500         3,052
Pentacon, Inc.,
   12.250% 04/01/09                                          4,000         2,200
Station Casinos,
   9.875% 07/01/10 (a)                                       2,325         2,337

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)
(In thousands)

Bonds & Notes (continued)                                    PAR          VALUE
--------------------------------------------------------------------------------
Special Devices, Inc.,
   11.375% 12/15/08                                        $ 4,000    $    1,400
Syratech Corp.,
   11.000% 04/15/07                                          4,000         2,240
Tekni-Plex, Inc.,
   12.750% 06/15/10                                          4,025         4,015
Terex Corp.,
   8.875% 04/01/08                                           4,250         3,825
Thermadyne Holdings Corp.,
   9.875% 06/01/08                                           9,500         7,505
Werner Holding Co.,
   10.000% 11/15/07                                          2,000         1,925
                                                                      ----------
                                                                          63,243
                                                                      ----------
Paper Products - 2.9%
Gaylord Container Corp.:
   9.375% 06/15/07                                           4,000         3,120
   9.750% 06/15/07                                           7,600         6,004
Repap New Brunswick, Inc.,
   10.625% 04/15/05                                         10,000         9,000
Riverwood International Corp.,
   10.875% 04/01/08                                         14,600        12,848
                                                                      ----------
                                                                          30,972
                                                                      ----------
Petroleum Refining - 0.5%
Benton Oil & Gas Co.:
   9.375% 11/01/07                                           5,210         3,256
   11.625% 05/01/03                                          2,540         1,842
                                                                      ----------
                                                                           5,098
                                                                      ----------
Primary Metal - 3.9%
Algoma Steel, Inc.,
   12.375% 07/15/05                                          5,000         4,300
Ivaco, Inc.,
   11.500% 09/15/05                                          7,500         7,950
Kaiser Aluminum & Chemical Corp.:
   10.875% 10/15/06                                          7,600         7,277
   10.875% 10/15/06                                            500           479
Keystone Consolidated Industries, Inc.,
   9.625% 08/01/07                                           7,800         6,084
Renco Metals, Inc.,
   11.500% 07/01/03                                          3,000         1,140
WCI Steel, Inc.,
   10.000% 12/01/04                                          8,000         7,600
Wheeling-Pittsburgh Corp.,
   9.250% 11/15/07                                          11,000         7,370
                                                                      ----------
                                                                          42,200
                                                                      ----------
Printing & Publishing - 0.8%
American Lawyer Media, Inc.:
   stepped coupon (12.250% 12/15/02)
   (c) 12/15/08                                              1,200           765
   9.750% 12/15/07                                           5,675         5,150
Cable Satisfaction International, Inc.,
   12.750% 03/01/10                                          2,585         2,559
                                                                      ----------
                                                                           8,474
                                                                      ----------
Rubber & Plastic - 0.5%
Burke Industries, Inc.,
   10.000% 08/15/07                                          3,815         1,526
Metromedia Fiber Network, Inc.,
   10.000% 12/15/09                                          2,000         1,960
Owens-Illinois, Inc.,
   7.150% 05/15/05                                           2,000         1,822
                                                                      ----------
                                                                           5,308
                                                                      ----------
Stone, Clay, Glass & Concrete - 0.8%
Anchor Glass Container Corp.,
   11.250% 04/01/05                                          2,250         1,665
Owens-Illinois, Inc.:
   7.350% 05/15/08                                           5,500         4,847
   8.100% 05/15/07                                           2,275         2,127
                                                                      ----------
                                                                           8,639
                                                                      ----------
Textile Mill Products - 0.9%
Collins & Aikman Products Co.,
   10.000% 01/15/07                                          9,950         9,652
                                                                      ----------
Transportation Equipment - 0.5%
LDM Technologies, Inc.,
   10.750% 01/15/07                                          6,700         5,260
                                                                      ----------
--------------------------------------------------------------------------------
MINING & ENERGY - 6.9%
Coal Mining - 0.2%
AEI Resources, Inc.,
   10.500% 12/15/05 (a)                                     10,000         2,000
                                                                      ----------
Crude Petroleum & Natural Gas - 0.0%
TransAmerican Energy Corp.,
   11.500% 06/15/02 (d)                                      5,975           (k)
                                                                      ----------
Gold & Silver Mining - 0.3%
Callahan Nordrhein,
   14.000% 07/15/10 (a)                                      3,300         3,308
                                                                      ----------
Metal Mining - 1.0%
JL French Automotive Castings, Inc.,
   11.500% 06/01/09                                          1,500         1,365
LTV Corp.,
   11.750% 11/15/09                                          2,000         1,680
Metallurg, Inc.,
   11.000% 12/01/07                                          8,700         7,352
                                                                      ----------
                                                                          10,397
                                                                      ----------
Oil & Gas Extraction - 4.6%
Belden & Blake Corp.,
   9.875% 06/15/07                                           4,875         3,559
HS Resources, Inc.,
   9.250% 11/15/06                                           9,375         9,141
Magnum Hunter Resources, Inc.,
   10.000% 06/01/07                                         12,450        11,765

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)
(In thousands)

                                                             PAR          VALUE
--------------------------------------------------------------------------------
Mariner Energy, Inc.,
   10.500% 08/01/06                                        $ 9,000    $    8,280
Ocean Energy, Inc.,
   8.875% 07/15/07                                           8,125         8,064
Petsec Energy, Inc.,
   9.500% 06/15/07 (d)                                       6,825         2,662
Transtexas Gas Corp.,
   15.000% 03/15/05                                            775           527
Vintage Petroleum, Inc.,
   9.750% 06/30/09                                           5,350         5,417
                                                                      ----------
                                                                          49,415
                                                                      ----------
Oil & Gas Field Services - 0.8%
Pioneer Natural Resources Co.,
   9.625% 04/01/10                                           2,000         2,070
RBF Finance Co.,
   11.000% 03/15/06                                          4,000         4,300
Western Gas Resources, Inc.,
   10.000% 06/15/09                                          2,250         2,284
                                                                      ----------
                                                                           8,654
                                                                      ----------
--------------------------------------------------------------------------------
RETAIL TRADE - 1.1%
Food Stores
Pathmark Stores, Inc.:
   9.625% 05/01/03 (d)                                      11,100         7,659
   10.750% 11/01/03 (d)                                     10,000           500
Richmont Marketing Specialist, Inc.,
   10.125% 12/15/07                                          8,275         4,138
                                                                      ----------
                                                                          12,297
                                                                      ----------
--------------------------------------------------------------------------------
SERVICES - 6.7%
Amusement & Recreation - 3.9%
Boyd Gaming Corp.,
   9.500% 07/15/07                                           4,400         4,213
Coast Hotels & Casinos, Inc.,
   9.500% 04/01/09                                           8,750         8,356
Hollywood Casino Corp.,
   11.250% 05/01/07                                          8,150         8,333
Hollywood Casino Shreveport,
   13.000% 08/01/06 (a)                                      3,800         4,038
Hollywood Park, Inc.,
   9.250% 02/15/07                                           4,000         3,990
Horseshoe Gaming, LLC,
   9.375% 06/15/07                                           9,000         8,910
Mohegan Tribal Gaming Authority,
   8.750% 01/01/09                                           4,350         4,133
                                                                      ----------
                                                                          41,973
                                                                      ----------
Health Services - 1.4%
InSight Health Services Corp.,
   9.625% 06/15/08                                             800           716
Tenet Healthcare Corp.,
   8.625% 01/15/07                                          14,550        13,932
                                                                      ----------
                                                                          14,648
                                                                      ----------
Other Services - 0.8%
Intertek Finance PLC,
   10.250% 11/01/06 (e)                                     10,125         8,303
                                                                      ----------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 40.4%
Air Transportation - 0.9%
U.S. Air, Inc.,
   10.375% 03/01/13                                         11,154        10,150
                                                                      ----------
Broadcasting - 3.6%
Allbritton Communications Co.,
   9.750% 11/30/07                                          12,000        11,640
Cumulus Media, Inc.,
   10.375% 07/01/08                                          1,325         1,153
Fox Family Worldwide, Inc.,
   9.250% 11/01/07                                           9,350         8,509
LIN Holding Corp.,
   stepped coupon (10.000% 03/01/03)
   (c) 03/01/08                                             12,500         8,219
Sinclair Broadcast Group, Inc.:
   9.000% 07/15/07                                           3,350         2,990
   10.000% 09/30/05                                          7,055         6,764
                                                                      ----------
                                                                          39,275
                                                                      ----------
Cable - 9.9%
Adelphia Communications Corp.,
   9.875% 03/01/07                                          11,000        10,533
Avalon Cable Holdings LLC,
   stepped coupon (11.875% 12/01/03)
   (c) 12/01/08                                              6,000         3,840
Charter Communications Holding LLC,
   stepped coupon (9.920% 04/02/04)
   (c) 04/01/11                                             13,675         7,761
Comcast UK Cable Partners Ltd.,
   stepped coupon (11.200% 11/15/00)
   (c) 11/15/07                                             14,000        13,090
Diamond Cable Communications PLC,
   stepped coupon (10.750% 02/15/02)
   (c) 02/15/07 (e)                                         11,750         8,959
EchoStar DBS Corp.,
   9.250% 02/01/06                                          16,250        15,763
FrontierVision Holdings LP,
   stepped coupon (11.875% 09/15/01)
   (c) 09/15/07                                             13,000        11,278
International CableTel, Inc.,
   stepped coupon (11.500% 02/01/01)
   (c) 02/01/06                                              5,000         4,600

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)
(In thousands)

Bonds & Notes (continued)                    CURRENCY        PAR          VALUE
--------------------------------------------------------------------------------
NTL, Inc.:
   10.000% 02/15/07                                        $ 3,000    $    2,850
   11.500% 10/01/08                                          1,750         1,750
Northland Cable Television, Inc.,
   10.250% 11/15/07                                          9,600         7,968
Shop at Home, Inc.,
   11.000% 04/01/05                                          3,750         3,675
Telewest Communication PLC,
   stepped coupon (11.000% 10/01/00)
   (c) 10/01/07 (e)                                         15,000        14,344
                                                                      ----------
                                                                         106,411
                                                                      ----------
Communications - 7.7%
Orbital Imaging Corp.,
   11.625% 03/01/05                                          4,000         1,830
Call-Net Enterprises, Inc.,
   stepped coupon (10.800% 05/15/04)
   (c) 05/15/09                                             13,750         5,225
CapRock Communications Corp.,
   11.500% 05/01/09                                          7,600         6,840
Centennial Cellular Corp.,
   10.750% 12/15/08                                          5,800         5,800
Covad Communications Group, Inc.,
   12.500% 02/15/09                                          1,000           870
Diamond Holdings PLC,
   9.125% 02/01/08 (e)                                       8,000         7,440
Exodus Communications, Inc.:
   10.750% 12/15/09 (a)                                      5,500         5,308
   11.625% 07/15/10 (a)                                      4,500         4,523
Grapes Communications NV,
   13.500% 05/15/10 (a)(f)                      Eu           3,000         2,664
Grupo Iusacell S.A.,
   14.250% 12/01/06                                          1,000         1,023
Metrocall, Inc.,
   9.750% 11/01/07                                           2,275         1,502
Orbcomm Global LP,
   14.000% 08/15/04                                            965           753
Spectrasite Holdings, Inc.,
   stepped coupon (11.250% 04/15/04)
   (c) 04/15/09                                             15,250         8,845
Spectrasite Holdings, Inc.,
   10.750% 03/15/10                                          1,325         1,318
Tele1 Europe BV,
   11.875% 12/01/09 (a)(f)                      Eu             750           695
Time Warner Telecom LLC,
   9.750% 07/15/08                                           9,700         9,409
United Pan-Europe Communications NV:
   stepped coupon (13.750% 02/01/05)
   (c) 02/01/10                                              5,000         2,400
   11.500% 02/01/10                                          5,670         5,046
Verio, Inc.,
   11.250% 12/01/08                                         10,421        11,567
                                                                      ----------
                                                                          83,058
                                                                      ----------
Electric Services - 1.2% AES Corp.,
   9.500% 06/01/09                                          11,750        11,515
Tenet Healthcare Corp.,
   8.125% 12/01/08                                           1,360         1,251
                                                                      ----------
                                                                          12,766
                                                                      ----------
Motor Freight & Warehousing - 0.3%
MTL, Inc.,
   10.000% 06/15/06                                          5,000         3,750
                                                                      ----------
Telecommunication - 16.9%
AirGate PCS, Inc.,
   stepped coupon (13.500% 10/01/04)
   (c) 10/01/09                                              8,405         4,959
Arch Communication Group, Inc.,
   12.750% 07/01/07                                          4,000         3,200
Crown Castle International Corp.,
   10.750% 08/01/11                                          1,200         1,218
Carrier1 International SA,
   13.250% 02/15/09                                          6,000         5,910
Clearnet Communications, Inc.,
   stepped coupon (14.750% 12/15/00)
   (c) 12/15/05                                              8,100         8,343
Covad Communications Group, Inc.,
   12.000% 02/15/10 (a)                                      1,300         1,092
Crown Castle International Corp.:
   stepped coupon (10.375% 05/15/04)
   (c) 05/15/11                                              4,615         2,815
   (10.625% 11/15/02)
   (d) 11/15/07                                              3,000         2,228
Flag Telecom Holding Ltd.,
   11.625% 03/30/10 (a)                                      1,180         1,133
Flag Telecom Holdings Ltd.,
   11.625% 03/30/10 (g)                         Eu           3,765         3,451
Global Crossing Holding Ltd.,
   9.625% 05/15/08                                             300           292
Global Crossing Ltd.,
   9.125% 11/15/06                                           9,210         8,865
Hyperion Telecommunications, Inc.,
   stepped coupon (13.000% 04/15/01)
   (c) 04/15/03 (a)                                          3,100         2,883
IPCS Inc.,
   stepped coupon (14.000% 07/15/05)
   (c) 07/15/10 (a)                                          2,500         1,363
Jazztel PLC,
   13.250% 12/15/09 (h)                         Eu           2,600         2,309
KMC Telecom Holdings, Inc.,
   13.500% 05/15/09                                          3,000         2,640

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)
(In thousands)

                                             CURRENCY        PAR          VALUE
--------------------------------------------------------------------------------
Level 3 Communications, Inc.:
   9.125% 05/01/08 (a)                                     $ 3,000    $    2,693
   11.000% 03/15/08 (a)                                      6,250         6,188
McLeodUSA, Inc.,
   8.375% 03/15/08                                           7,000         6,405
MetroNet Communications Corp.,
   12.000% 08/15/07                                          1,250         1,416
Metromedia Fiber Network, Inc.,
   10.000% 11/15/08                                         10,000         9,900
Microcell Telecommunications, Inc.,
   stepped coupon (14.000% 12/01/01)
   (c) 06/01/06                                              7,000         6,493
Nextel Communications, Inc.:
   stepped coupon (9.750% 10/31/02)
   (c) 10/31/07                                              9,700         7,227
   9.375% 11/15/09                                           2,500         2,400
Nextel International, Inc.,
   stepped coupon (12.125% 04/15/03)
   (c) 04/15/08                                              5,000         3,259
Nextel Partners, Inc.,
   11.000% 03/15/10 (a)                                      1,900         1,891
Nextlink Communications, Inc.,
   10.750% 06/01/09                                          5,850         5,777
Ono Finance PLC:
   13.000% 05/01/09 (h)                         Eu           5,700         5,586
   14.000% 07/15/10 (a)(h)                      Eu           8,300         7,901
RCN Corp.,
   stepped coupon (11.125% 10/15/02)
   (c) 10/15/07                                              4,755         2,901
Rhythms NetConnections, Inc.,
   12.750% 04/15/09                                          4,000         2,800
Rogers Cantel, Inc.,
   9.750% 06/01/16                                          10,000        10,600
Tele1 Europe BV,
   11.875% 12/01/09 (f)                         Eu           2,250         2,084
TeleCorp PCS, Inc.,
   stepped coupon (11.625% 04/15/04)
   (c) 04/15/09                                             11,475         7,545
US Unwired, Inc.,
   stepped coupon (13.375% 11/01/04)
   (c) 11/01/09                                              5,000         2,750
UbiquiTel Operating Co.,
   stepped coupon (14.000% 04/15/05)
   (c) 04/15/10                                              5,250         3,019
Viatel, Inc.,
   11.500% 03/15/09                                          4,000         3,040
Williams Communications Group, Inc.,
   10.875% 10/01/09                                         13,700        13,358
WinStar Communications Unit,
   12.750% 04/15/10 (a)                                      1,395         1,346
WinStar Equipment Corp.,
   12.500% 04/15/08                                          5,950         5,801
Worldwide Fiber, Inc.,
   12.000% 08/01/09                                          5,430         5,159
XM Satellite Radio Holdings, Inc.,
   14.000% 03/15/10 (a)                                      2,000         1,770
                                                                      ----------
                                                                         182,010
                                                                      ----------
Water Transportation - 0.5%
Azurix Corp.:
   10.375% 02/15/07 (a)                                      1,500         1,448
   10.750% 02/15/10 (a)                                      4,125         3,960
                                                                      ----------
                                                                           5,408
                                                                      ----------
--------------------------------------------------------------------------------
WHOLESALE TRADE - 0.2%
Durable Goods - 0.2%
Holmes Products Corp.,
   9.875% 11/15/07                                           2,500         1,750
                                                                      ----------
TOTAL CORPORATE FIXED-INCOME
BONDS & NOTES
  (cost of $973,967)                                                     913,042
                                                                      ----------
CORPORATE CONVERTIBLE BONDS - 0.2%
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.2%
Communications
EchoStar Communications Corp.,
   4.875% 01/01/07 (a)
   (cost of $2,000)                                          2,000         1,894
                                                                      ----------
TOTAL BONDS & NOTES
   (cost of $975,967)                                                    914,936
                                                                      ----------

Preferred Stocks - 9.4%                                      SHARES
--------------------------------------------------------------------------------
MANUFACTURING - 0.0%
Fabricated Metal
TransTexas Gas Corp.                                           833            83
                                                                      ----------
--------------------------------------------------------------------------------
RETAIL TRADE - 0.0%
Food Stores
Supermarkets General Holdings,
   3.520% (i)                                                   69            69
                                                                      ----------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 9.4%
Broadcasting - 0.7%
Granite Broadcasting Corp., PIK
   12.750% (i)                                                   4         3,351
PriMedia Inc.:
   9.200%                                                       31         2,776
   10.000%                                                      15         1,448
                                                                      ----------
                                                                           7,575
                                                                      ----------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)
(In thousands)

Preferred Stock (continued)                                  SHARES       VALUE
--------------------------------------------------------------------------------
Cable - 5.7%
Adelphia Communications Corp.,
   13.000%                                                      90    $    9,450
CSC Holdings Ltd. PIK:
   11.125%                                                      73         7,782
   11.750%                                                     409        43,949
                                                                      ----------
                                                                          61,181
                                                                      ----------
Communications - 0.3%
Dobson Communication Corp., PIK,
   12.250%                                                       3         2,889
                                                                      ----------
Telecommunication - 2.7%
Global Crossing Ltd., PIK,
   10.500%                                                      15         1,474
Nextel Communications, Inc., PIK:
   11.125%                                                      22        20,559
   13.000%                                                       7         7,479
                                                                      ----------
                                                                          29,512
                                                                      ----------
TOTAL PREFERRED STOCK
  (cost of $167,082)                                                     101,309
                                                                      ----------
Common Stocks - 2.5%
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.0%
Real Estate
Host Marriott Corp.                                              8            77
                                                                      ----------
--------------------------------------------------------------------------------
MANUFACTURING - 1.0%
Chemicals & Allied Products - 0.0%
Caremark International, Inc.                                    14           174
                                                                      ----------
Communications Equipment - 1.0%
EchoStar Communications Corp.
   Class A (i)                                                 320        10,595
                                                                      ----------
Fabricated Metal - 0.0%
TransTexas Gas Corp. Class A                                     4            20
                                                                      ----------
Food & Kindred Products - 0.0%
Darling International, Inc. (i)                                 52            59
                                                                      ----------
--------------------------------------------------------------------------------
MINING & ENERGY - 0.1%
Crude Petroleum & Natural Gas - 0.0%
Coho Energy, Inc. (i)                                            1             6
                                                                      ----------
Oil & Gas Extraction - 0.1%
Gulf Canada Resources, Ltd.                                    150           722
Pioneer Natural Resources Co.                                    7            89
                                                                      ----------
                                                                             811
                                                                      ----------
Oil & Gas Field Services - 0.0%
Parker Drilling Co. (i)                                        100           619
                                                                      ----------
Miscellaneous Retail - 0.0%
Macleod-Stedman, Inc. (i)(j)                                   425             4
                                                                      ----------
--------------------------------------------------------------------------------
SERVICES - 0.2%
Business Services - 0.0%
Iron Mountain Inc. (i)                                           1            38
                                                                      ----------
Hotels, Camps & Lodging - 0.2%
Crestline Capital Corp. (i)                                      1            13
Isle of Capri Casinos, Inc. (i)                                150         2,034
Loral Space & Communications Ltd.                               12            48
                                                                      ----------
                                                                           2,095
                                                                      ----------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 1.1%
Communications - 0.0%
Tele1 Europe Holding AB ADR                                     28           339
                                                                      ----------
Electric Services - 0.0%
BayCorp Holdings, Ltd. (i)                                                     1
                                                                      ----------
Local & Suburban Transit - 0.0%
Greyhound Lines, Inc.:
   12.500% Escrow Receipt (i)(j)                                 2
   13.000% Escrow Receipt (i)(j)                                 1           (j)
                                                                      ----------
Motor Freight & Warehousing - 0.0%
St. Johnsbury Trucking Co. (a)(i)(j)                            79             1
Sun Carriers, Inc. (a)(i)(j)                                   326             3
                                                                      ----------
                                                                               4
                                                                      ----------
Telecommunication - 1.1%
Metrocall, Inc.                                                100           901
Nextel Communications, Inc., Class A (i)                       100         6,119
Price Communications Corp. (i)                                 210         4,942
                                                                      ----------
                                                                          11,962
                                                                      ----------
--------------------------------------------------------------------------------
WHOLESALE TRADE - 0.1%
Durable Goods
Associated Materials, Inc.                                      50           750
                                                                      ----------
TOTAL COMMON STOCKS
   (cost of $28,189)                                                      27,554
                                                                      ----------
Warrants (i) - 0.3%
--------------------------------------------------------------------------------
MANUFACTURING - 0.0%
Rubber & Plastic
BPC Holdings Corp.,
   (expires 04/15/04) (j)                                        4            70
                                                                      ----------
--------------------------------------------------------------------------------
SERVICES - 0.0%
Health Services
Wright Medical Technology,
   (expires 06/15/03)                                            1           (k)
                                                                      ----------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)
(In thousands)

Warrants (continued)                                         SHARES      VALUE
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.3%
Cable - 0.0%
Cable Satisfaction,
   (expires 03/01/10)                                            3   $        3
Wireless One, Inc.,
   (expires 10/19/00) (j)                                       20          (k)
                                                                     ----------
                                                                              3
Telecommunication - 0.3% AirGate PCS, Inc.,
   (expires 10/01/09)                                           12          646
American Telecasting, Inc.,
   (expires 08/01/00) (j)                                        9          (k)
Carrier 1 International,
   (expires 02/19/09)                                            3          917
Intermedia Communication of Florida, Inc.,
   (expires 06/01/00)                                            1          161
MetroNet Communications Corp.,
   (expires 08/15/07) (a)                                        1          113
Ono Finance PLC,
   (expires 05/31/09) (a)(e)                                     6          855
                                                                     ----------
                                                                          2,692
                                                                     ----------
TOTAL WARRANTS
  (cost of $10,017)                                                       2,765
                                                                     ----------
TOTAL INVESTMENTS
  (cost of $1,181,255) (l)                                            1,046,564
                                                                     ----------

Short-Term Obligations - 2.5%                               PAR
-------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg
Ltd., dated 6/30/00 due 07/03/00 at
6.600% collateralized by U.S. Treasury
notes with various maturities to 2026,
market value $27,326 (repurchase
proceeds $26,779)                                          $26,764       26,764
                                                                     ----------

Forward Currency Contracts (m)                                             (107)
-------------------------------------------------------------------------------

Other Assets & Liabilities, Net - 0.5%                                    5,356
-------------------------------------------------------------------------------

NET ASSETS - 100%                                                    $1,078,577
                                                                     ----------

Notes to Investment Portfolio:
-------------------------------------------------------------------------------
(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June, 30 2000 the value of these securities amounted to $77,039 or 7.1% of net assets.
(b)   Zero coupon bond.
(c) Currently zero coupon. Shown parenthetically is the interest to be paid and the date the Fund will begin accruing this rate.
(d) This issuer is in default of certain debt covenants. Income is not being accrued.
(e)   This is a British security. Par amount is stated in U.S. dollars.
(f)   This is a Netherlands security. Par amount is stated in Euro dollars.
(g)   This is a Luxembourg security. Par amount is stated in Euro dollars.
(h)   This is a British security. Par amount is stated in Euro dollars.
(i)   Non-income producing.
(j) The value of this security represents fair value as determined in good faith under the direction of the Trustees.
(k)   Rounds to less than one.
(l)   Cost for federal income tax purposes is the same.
(m) As of June 30, 2000, the Fund had entered into the following forward currency exchange contracts:

                                                  Net Unrealized
      Contracts     In Exchange                    Depreciation
      to Deliver        For      Settlement Date      (U.S.$)
--------------------------------------------------------------------------------
      Eu  19,828    US$  19,026     09/18/00          $ 107

      Summary of Securities
      by Country            Country       Value     % of Total
--------------------------------------------------------------------------------
      United States                    $1,021,694       97.6
      United Kingdom          UK           15,976        1.5
      Netherlands             NE            5,443        0.5
      Luxembourg              BM            3,451        0.4
                                       ----------      -----
                                       $1,046,564      100.0%
                                       ==========      =====

          Acronym                               Name
          -------                          ---------------
            EU                                  Euro
            PIK                            Payment-In-Kind
            ADR                      American Depositary Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

Assets
Investments at value (cost $1,181,255)                         $ 1,046,564
Short-term obligations                                              26,764
                                                               -----------
                                                                 1,073,328
Cash including foreign currencies
   (cost of $3,392)                          $     3,521
Receivable for:
   Investments sold                               11,601
   Interest                                       20,266
   Fund shares sold                                1,555
   Dividends                                         907
Other                                                322            38,172
                                             -----------       -----------
     Total Assets                                                1,111,500

Liabilities
Unrealized depreciation on forward
   currency contracts                                107
Payable for:
   Investments purchased                          25,735
   Distributions                                   2,835
   Fund shares repurchased                         2,978
Accrued:
   Management fee                                    537
   Bookkeeping fee                                    32
   Transfer agent fee                                643
   Deferred Trustees fees                             15
Other                                                 41
                                             -----------
        Total Liabilities                                           32,923
                                                               -----------

Net Assets                                                     $ 1,078,577
                                                               ===========
Net asset value & redemption price per share -
   Class A ($475,933/78,562)                                   $      6.05(a)
                                                               ===========
Maximum offering price per share -
   Class A ($6.05/0.9525)                                      $      6.35(b)
                                                               ===========
Net asset value & offering price per share -
   Class B ($547,116/90,312)                                   $      6.05(a)
                                                               ===========
Net asset value & offering price per share -
   Class C ($54,984/9,076)                                     $      6.05(a)
                                                               ===========
Net asset value, redemption & offering price per share -
   Class Z ($544/90)                                           $      6.05
                                                               ===========

Composition of Net Assets
Capital paid in                                                $ 1,263,418
Overdistributed net investment income                               (1,064)
Accumulated net realized loss                                      (48,975)
Net unrealized depreciation on:
   Investments                                                    (134,691)
   Foreign currency transactions                                      (111)
                                                               -----------
                                                               $ 1,078,577
                                                               ===========

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2000 (Unaudited)
(In thousands)

Investment Income
Interest                                                          $ 54,992
Dividends                                                            5,969
                                                                  --------
     Total Investment Income                                        60,961

Expenses
Management fee                                  $  3,415
Service fee - Class A, Class B, Class C            1,413
Distribution fee - Class B                         2,175
Distribution fee - Class C                           208
Transfer agent fee                                 1,435
Bookkeeping fee                                      197
Trustees fees                                         32
Custodian fee                                          2
Audit fee                                             19
Legal fee                                              6
Registration fee                                      39
Reports to shareholders                               17
Other                                                 56
                                                --------
Total expenses                                     9,014
Fees waived by the
   Distributor - Class C                             (42)            8,972
                                                --------          --------
     Net Investment Income                                          51,989
                                                                  --------
Net Realized & Unrealized Gain (Loss)
on Portfolio Positions
Net realized gain (loss) on:
   Investments                                   (21,920)
   Foreign currency transactions                     312
                                                --------
     Net Realized Loss                                             (21,608)
Net change in unrealized appreciation/depreciation
   during the period on:
   Investments                                   (64,415)
   Foreign currency transactions                    (224)
                                                --------
     Net Change in Unrealized
       Appreciation/Depreciation                                   (64,639)
                                                                  --------
     Net Loss                                                      (86,247)
                                                                  --------
Decrease in Net Assets from Operations                            $(34,258)
                                                                  ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)   On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)

                                                (Unaudited)
                                                 Six months
                                                   ended       Year ended,
                                                  June 30,     December 31,
                                                -----------    ------------
Increase (Decrease) in Net Assets                   2000         1999 (a)
--------------------------------------------------------------------------------
Operations:
Net investment income                           $    51,989    $   106,710
Net realized loss                                   (21,608)       (10,225)
Net change in unrealized appreciation/
   depreciation                                     (64,639)       (27,169)
                                                -----------    -----------
     Net Increase (Decrease)
       from Operations                              (34,258)        69,316

Distributions:
From net investment income - Class A                (25,232)       (51,998)
From net investment income - Class B                (26,798)       (52,296)
From net investment income - Class C                 (2,604)        (4,009)
From net investment income - Class Z                    (26)           (18)
                                                -----------    -----------
                                                    (54,660)      (108,321)
                                                -----------    -----------
Fund Share Transactions:
Receipts for shares sold - Class A                   77,819        222,739
Value of distributions reinvested -
   Class A                                           11,541         25,230
Cost of shares repurchased - Class A               (114,421)      (258,259)
                                                -----------    -----------
                                                    (25,061)       (10,290)
                                                -----------    -----------
Receipts for shares sold - Class B                   80,418        250,148
Value of distributions reinvested -
   Class B                                           11,721         25,137
Cost of shares repurchased - Class B               (126,733)      (202,175)
                                                -----------    -----------
                                                    (34,594)        73,110
                                                -----------    -----------
Receipts for shares sold - Class C                   13,237         37,981
Value of distributions reinvested -
   Class C                                            1,638          2,685
Cost of shares repurchased - Class C                (11,634)       (17,215)
                                                -----------    -----------
                                                      3,241         23,451
                                                -----------    -----------
Receipts for shares sold - Class Z                      168            457
Value of distributions reinvested -
   Class Z                                               24             18
Cost of shares repurchased - Class Z                    (27)           (50)
                                                -----------    -----------
                                                        165            425
                                                -----------    -----------
  Net Increase (Decrease) from
     Fund Share Transactions                        (56,249)        86,696
                                                -----------    -----------
   Total Increase (Decrease)                       (145,167)        47,691

Net Assets
Beginning of period                               1,223,744      1,176,053
                                                -----------    -----------
End of period (net of overdistributed and
   including undistributed net investment
   income of $1,064 and $1,607, respectively)   $ 1,078,577    $ 1,223,744
                                                ===========    ===========

Number of Fund Shares
Sold - Class A                                       12,413         33,114
Issued for distributions reinvested - Class A         1,839          3,771
Repurchased - Class A                               (18,144)       (38,489)
                                                -----------    -----------
                                                     (3,892)        (1,604)
                                                -----------    -----------
Sold - Class B                                       12,800         37,269
Issued for distributions reinvested - Class B         1,868          3,760
Repurchased - Class B                               (20,063)       (30,197)
                                                -----------    -----------
                                                     (5,395)       (10,832)
                                                -----------    -----------
Sold - Class C                                        2,100          5,670
Issued for distributions reinvested - Class C           261            402
Repurchased - Class C                                (1,842)        (2,591)
                                                -----------    -----------
                                                        519          3,481
                                                -----------    -----------
Sold - Class Z                                           26             68
Issued for distributions reinvested - Class Z             4              3
Repurchased - Class Z                                    (4)            (7)
                                                -----------    -----------
                                                         26             64
                                                -----------    -----------

(a)   Class Z shares were initially offered on January 8, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)

Note 1. Interim Financial Statements

In the opinion of management of Liberty High Yield Securities Fund (formerly Colonial High Yield Securities) (the Fund), a series of Liberty Funds Trust I, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

Note 2. Accounting Policies

Organization

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income and total return by investing primarily in lower rated corporate debt securities. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                            Converts to
              Original purchase            Class A shares
        --------------------------------   --------------
        Less than $250,000                     8 years
        $250,000 to less than $500,000         4 years
        $500,000 to less than $1,000,000       3 years

C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Determination of class net asset values and financial highlights

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Federal income taxes

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest income, debt discount and premium

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest or dividend payment is recorded as income and as the cost basis of such securities.

Distributions to shareholders

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)

to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign currency transactions

Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

Forward currency contracts

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 3. Fees and Compensation Paid to Affiliates

Management fee

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.60% annually of the Fund's average net assets.

Bookkeeping fee

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus a percentage of the Fund's average net assets as follows:

     Average net assets                   Annual fee rate
    --------------------                 -----------------
     First $50 million                       No charge
     Next $950 million                        0.035%
     Next $1 billion                          0.025%
     Next $1 billion                          0.015%
     Over $3 billion                          0.001%

Transfer agent fee

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provided shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses through December 31, 1999.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out-of-pocket expenses.

Underwriting discounts, service and distribution fees

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the six months ended June 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $26,052 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $50,315, $1,233,024 and $13,494 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Other

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)

Note 4. Portfolio Information

Investment activity

During the six months ended June 30, 2000, purchases and sales of investments, other than short-term obligations were $158,655,314 and $216,405,753, respectively.

Unrealized appreciation (depreciation) at June 30, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

        Gross unrealized appreciation    $  43,244,395
        Gross unrealized depreciation     (177,935,440)
                                         -------------
           Net unrealized depreciation   $(134,691,045)
                                         -------------

Capital loss carryforwards

At December 31, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

         Year of                            Capital loss
       expiration                           carryforward
       ----------                           ------------
          2003                               $11,710,000
          2007                                11,245,000
                                             -----------
                                             $22,955,000
                                             -----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 5. Line of Credit

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended June 30, 2000.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    (Unaudited)
                                                            Six months ended June 30, 2000
                                               --------------------------------------------------------
                                                Class A      Class B      Class A        Class Z
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $  6.550     $  6.550     $ 6.550        $ 6.550
                                               --------     --------     -------        -------
Income from Investment Operations:
Net investment income (a)                         0.302        0.277       0.282(b)       0.310(b)

Net realized and unrealized loss                 (0.485)      (0.485)     (0.485)        (0.485)
                                               --------     --------     -------        -------
     Total from Investment Operations            (0.183)      (0.208)     (0.203)        (0.175)
                                               --------     --------     -------        -------
Less Distributions Declared to Shareholders:
From net investment income                       (0.317)      (0.292)     (0.297)        (0.325)
                                               --------     --------     -------        -------
Net Asset Value, End of Period                 $  6.050     $  6.050     $ 6.050        $ 6.050
                                               ========     ========     =======        =======
Total return (c)(d)                               (2.86%)      (3.24%)     (3.17%)(e)     (2.73%)
                                               ========     ========     =======        =======
Ratios to Average Net Assets
Expenses (f)(g)                                    1.18%        1.93%       1.78%(b)       0.93%
Net investment income (f)(g)                       9.57%        8.82%       8.97%(b)       9.82%
Portfolio turnover (d)                               15%          15%         15%            15%
Net assets at end of period (000)              $475,933     $547,116     $54,984        $   544

(a) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(b) Net of fees waived by the Distributor which amounted to $0.004 per share and 0.15% (annualized).
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)   Not annualized.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)   Annualized.

                                                           Year ended December 31, 1999
                                               --------------------------------------------------------
                                                Class A      Class B      Class A      Class Z(a)
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $  6.760     $  6.760     $ 6.760        $ 6.760
                                               --------     --------     -------        -------
Income from Investment Operations:
Net investment income (b)                         0.604        0.554       0.564(c)       0.602
Net realized and unrealized loss                 (0.200)      (0.200)     (0.200)        (0.230)
                                               --------     --------     -------        -------
     Total from Investment Operations             0.404        0.354       0.364          0.372
                                               --------     --------     -------        -------
Less Distributions Declared to Shareholders:
From net investment income                       (0.614)      (0.564)     (0.574)        (0.612)
                                               --------     --------     -------        -------
Net Asset Value, End of Period                 $  6.550     $  6.550     $ 6.550        $ 6.550
                                               ========     ========     =======        =======
Total return (d)                                   6.17%        5.38%       5.54%(e)       5.83%(f)
                                               ========     ========     =======        =======
Ratios to Average Net Assets
Expenses (g)                                       1.21%        1.96%       1.81%(c)       0.95%(h)
Net investment income (g)                          9.02%        8.27%       8.42%(c)       9.22%(h)
Portfolio turnover                                   42%          42%         42%            42%
Net assets at end of period (000)              $540,201     $627,057     $56,068        $   418

(a) Class Z shares were initially offered on January 8, 1999. Per share data reflects activity from that date.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Net of fees waived by the Distributor which amounted to $0.010 per share and 0.15%.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f)   Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                  Year ended December 31, 1998
                                               --------------------------------------
                                                Class A     Class B      Class C
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $  7.230     $  7.230     $ 7.230
                                               --------     --------     -------
Income from Investment Operations:
Net investment income                             0.628        0.574       0.585(a)
Net realized and unrealized loss                 (0.474)      (0.474)     (0.474)
                                               --------     --------     -------
     Total from Investment Operations             0.154        0.100       0.111
                                               --------     --------     -------
Less Distributions Declared to Shareholders:
From net investment income                       (0.624)      (0.570)     (0.581)
                                               --------     --------     -------
Net Asset Value, End of Period                 $  6.760     $  6.760     $ 6.760
                                               ========     ========     =======
Total return (b)                                   2.12%        1.36%       1.51%(c)
                                               ========     ========     =======
Ratios to Average Net Assets
Expenses (d)                                       1.21%        1.96%       1.81%(a)
Net investment income (d)                          8.81%        8.06%       8.21%(a)
Portfolio turnover                                   97%          97%         97%
Net assets at end of period (000)              $568,125     $573,626     $34,302

(a) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.15%.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and direct brokerage arrangements had an impact of 0.01%.

                                                                          Years ended December 31
                                               --------------------------------------------------------------------------
                                                               1997                                 1996
                                               -----------------------------------   ------------------------------------
                                                Class A      Class B    Class C(a)    Class A      Class B   Class C(b)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $  6.920     $  6.920     $ 6.920     $  6.750     $  6.750     $ 6.780
                                               --------     --------     -------     --------     --------     -------
Income from Investment Operations:
Net investment income                             0.610        0.557       0.562        0.625        0.574       0.554
Net realized and unrealized gain                  0.312        0.312       0.312        0.160        0.160       0.130
                                               --------     --------     -------     --------     --------     -------
     Total from Investment Operations             0.922        0.869       0.874        0.785        0.734       0.684
                                               --------     --------     -------     --------     --------     -------
Less Distributions Declared to Shareholders:
From net investment income                       (0.612)      (0.559)     (0.564)      (0.615)      (0.564)     (0.544)
                                               --------     --------     -------     --------     --------     -------
Net Asset Value, End of Period                 $  7.230     $  7.230     $ 7.230     $  6.920     $  6.920     $ 6.920
                                               ========     ========     =======     ========     ========     =======
Total return (c)                                  13.87%       13.03%      13.11%       12.21%       11.38%      10.56%(d)
                                               ========     ========     =======     ========     ========     =======
Ratios to Average Net Assets
Expenses (e)                                       1.20%        1.95%       1.85%        1.20%        1.95%       1.95%(f)
Net investment income (e)                          8.53%        7.78%       7.88%        9.02%        8.27%       8.27%(f)
Portfolio turnover                                  115%         115%        115%         145%         145%        145%
Net assets at end of period (000)              $600,107     $513,977     $17,977     $528,063     $411,124     $ 6,054

(a)   Class D shares were redesignated Class C shares on July 1, 1997.
(b) Class C shares were initially offered on January 15, 1996. Per share data reflects activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)   Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                      Year ended December 31, 1995
                                                     -------------------------------
                                                        Class A            Class B
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $  6.300            $  6.300
                                                       --------            --------
Income from Investment Operations:
Net investment income                                     0.615               0.566
Net realized and unrealized gain                          0.452               0.452
                                                       --------            --------
     Total from Investment Operations                     1.067               1.018
                                                       --------            --------
Less Distributions Declared to Shareholders:
From net investment income                               (0.603)             (0.555)
In excess of net investment income                       (0.014)             (0.013)
                                                       --------            --------
Total Distributions Declared to Shareholders             (0.617)             (0.568)
                                                       --------            --------
Net Asset Value, End of Period                         $  6.750            $  6.750
                                                       ========            ========
Total return (a)                                          17.65%              16.78%
                                                       ========            ========
Ratios to Average Net Assets
Expenses (b)                                               1.21%               1.96%
Net investment income (b)                                  9.14%               8.39%
Portfolio turnover                                           95%                 95%
Net assets at end of period (000)                      $466,905            $351,068

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and direct brokerage arrangements had no impact.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees & Transfer Agent

--------------------------------------------------------------------------------

Tom Bleasdale

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

Lora S. Collins

Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera

Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer

Partner, Park Avenue Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.

Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser

Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Thomas E. Stitzel

Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

Anne-Lee Verville

Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

Important Information About This Report

The Transfer Agent for Liberty High Yield Securities Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Yield Securities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Semiannual Report:
Liberty High Yield Securities Fund

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

                       L  I  B  E  R  T  Y
                       ---------------------------------
                                           F  U  N  D  S

ALL-STAR       Institutional money management approach for individual investors.

COLONIAL       Fixed income and value style equity investing.

CRABBE         A contrarian approach to fixed income and equity investing.
HUSON

NEWPORT        A leader in international investing.(SM)

STEIN ROE      Innovative solutions for growth and income investing.
ADVISOR

[KEYPORT LOGO] A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY HIGH YIELD SECURITIES FUND       Semiannual Report
--------------------------------------------------------------------------------

[LOGO] L  I  B  E  R  T  Y
       ----------------------
                F  U  N  D  S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

       Liberty Funds Distributor, Inc. (C)2000
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       www.libertyfunds.com

                                                                   -------------
                                                                     BULK RATE
                                                                   U.S. POSTAGE
                                                                        PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20
                                                                   -------------

                                                 730-03/250C-0700 (8/00) 00/1367

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

                       L  I  B  E  R  T  Y
                       ---------------------------------
                                           F  U  N  D  S

ALL-STAR       Institutional money management approach for individual investors.

COLONIAL       Fixed income and value style equity investing.

CRABBE         A contrarian approach to fixed income and equity investing.
HUSON

NEWPORT        A leader in international investing.(SM)

STEIN ROE      Innovative solutions for growth and income investing.
ADVISOR

[KEYPORT LOGO] A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY HIGH YIELD SECURITIES FUND       Semiannual Report
--------------------------------------------------------------------------------

[LOGO] L  I  B  E  R  T  Y
       ----------------------
                F  U  N  D  S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

       Liberty Funds Distributor, Inc. (C)2000
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       www.libertyfunds.com

                                                 730-03/250C-0700 (8/00) 00/1367
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Choose Liberty
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Because no single investment manager can be all things to all investors.(SM)

                       L  I  B  E  R  T  Y
                       ---------------------------------
                                           F  U  N  D  S

ALL-STAR       Institutional money management approach for individual investors.

COLONIAL       Fixed income and value style equity investing.

CRABBE         A contrarian approach to fixed income and equity investing.
HUSON

NEWPORT        A leader in international investing.(SM)

STEIN ROE      Innovative solutions for growth and income investing.
ADVISOR

[KEYPORT LOGO] A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

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LIBERTY HIGH YIELD SECURITIES FUND       Semiannual Report
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[LOGO] L  I  B  E  R  T  Y
       ----------------------
                F  U  N  D  S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

                                                 730-03/250C-0700 (8/00) 00/1367